Derivative and Other Financial Instruments (Notional Values of Outstanding Derivative Instruments in the Consolidated Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivatives designated as hedges | Derivatives in cash flow hedges | Foreign exchange
Derivatives, Fair Value [Line Items]
Derivatives	$ 864	$ 644
Derivatives designated as hedges | Derivatives in cash flow hedges | Commodities
Derivatives, Fair Value [Line Items]
Derivatives	276	180
Derivatives designated as hedges | Derivatives in fair value hedges | Foreign exchange
Derivatives, Fair Value [Line Items]
Derivatives	60	73
Derivatives not designated as hedges | Foreign exchange
Derivatives, Fair Value [Line Items]
Derivatives	575	618
Derivatives not designated as hedges | Commodities
Derivatives, Fair Value [Line Items]
Derivatives	$ 40	$ 72